COMMITMENTS AND CONTINGENT LIABILITIES (Details) shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) vessel shares	Aug. 26, 2021 carrier	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 1,817,000,000	$ 1,864,000,000
Book value of assets with finance lease liabilities	677,000,000	697,000,000
Restricted cash	5,866,000	$ 8,953,000			$ 7,994,000
Other commitment, purchase price of vessel	$ 151,500,000
Number of container vessels acquired | vessel	2
Subsequent Event
Commitments and Contingencies [Line Items]
Number of dual-fuel car carriers delivered | carrier			2
Common stock - Frontline Ltd
Commitments and Contingencies [Line Items]
Investment owned, balance (in shares) | shares		1.4
Principal debt amount	$ 15,600,000	$ 15,600,000			$ 36,800,000
Debt for acquired equipment
Commitments and Contingencies [Line Items]
Long-term Line of Credit	1,700,000,000	1,700,000,000
Debt for acquired equipment | Equity Accounted Subsidiaries
Commitments and Contingencies [Line Items]
Long-term debt	177,700,000
Frontline Forward Contract
Commitments and Contingencies [Line Items]
Investment Owned, at Fair Value	$ 13,000,000	9,000,000
Frontline Forward Contract | Common stock - Frontline Ltd
Commitments and Contingencies [Line Items]
Investment owned, balance (in shares) | shares	1.4
Installation of scrubbers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 0	$ 5,800,000
Number of vessels being upgraded | vessel		9
Installation of BWTS
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 6,100,000	$ 7,000,000
Number of vessels being upgraded | vessel	13	16
Container Vessel Acquisition
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 31,700,000
Other commitment, purchase price of vessel	36,000,000
Other commitment, deposit paid				$ 4,300,000
Two 14000 TEU Container Vessel Acquisition
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 191,500,000
Number of container vessels acquired | vessel	2
Dual-Fuel Car Carriers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 130,200,000	$ 0
Property not subject to direct financing leases
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	1,518,000,000	1,189,000,000
Property subject to direct financing leases
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	299,000,000	675,000,000
Vessels under finance lease, net
Commitments and Contingencies [Line Items]
Book value of assets with finance lease liabilities	$ 677,000,000	$ 697,000,000